STOCK BASED COMPENSATION - Stock based compensation expense (Details)	3 Months Ended	6 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)
Stock-Based Compensation Expense
Total stock-based compensation expense		$ 229,000
Unrecognized stock compensation expense	$ 3,739,529	$ 3,739,529
Unrecognized stock compensation expense expected to be recognized over the remaining weighted average service period		3 years 7 months 6 days
Research and development
Stock-Based Compensation Expense
Total stock-based compensation expense	30,000	$ 30,000
General and administrative
Stock-Based Compensation Expense
Total stock-based compensation expense	$ 199,000	$ 199,000